Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 25 – SUBSEQUENT EVENTS

On July 31, 2025, the Company entered into a securities purchase agreement with an investor, pursuant to which the Company agreed to issue and sell 1,000,000 Class A ordinary shares of the Company, par value $0.0001 per share. The purchase price was $0.55 per share. The offering closed on September 23, 2025.

On August 8, 2025, the Company entered into a securities purchase agreement with an investor, pursuant to which the Company agreed to issue and sell 3,000,000 Class A ordinary shares of the Company, par value $0.0001 per share. The purchase price was $0.55 per share. The offering closed on October 3, 2025.

On August 22, 2025, the supplier of Sunrise Guizhou, Hubei Jinhua New Material Technology Co., Ltd. (“Hubei Jinhua”) brought a claim for a violation of contract against Sunrise Guizhou in the Xianfeng’s People’s Court of Hubei Province (the “Court”), alleging that Sunrise Guizhou failed to pay the goods purchased with an aggregated price of RMB20,541,007, approximately $2,867,414. RMB20,978,100, approximately $2,928,430 in a bank account of Sunrise Guizhou was frozen by Hubei Jinhua for the unpaid purchase price, its interests, lawyer fees, and litigation charges. On November 27, 2025, a judgement was made by the Court, which ruled in Hubei Jinhua’s favor. Sunrise Guizhou has not paid Hubei Jinhua as the date of this unaudited condensed consolidated financial statement.

On September 29, 2025, Sunrise Guizhou brought a claim against Ms. Huiyu Du, the former legal representative of Sunrise Guizhou, for a loss of RMB43,930,640 (approximately $6,132,481) that resulted from her misconduct and decision-making mistakes during her employment. This case is currently pending.

On November 3, 2025, the Company entered into subscription agreements with three purchasers. Pursuant to the subscription agreements, the Company agreed to issue and sell an aggregate of 7,000,000 Class A ordinary shares, par value US$0.0001 per share, together with warrants to purchase up to 3,500,000 Class A ordinary shares at a combined purchase price of $0.80 per share and one-half of one warrant, for an aggregate purchase price of $5,600,000. The warrants have an exercise price of $0.80 per share, are exercisable immediately upon issuance, and will expire one year from the date of issuance. On November 19, 2025, the Company closed the transaction and issued the warrants.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the unaudited condensed consolidated financial statements were available to be issued and determined that no other subsequent events have occurred that would require recognition or disclosure, except elsewhere in the notes to the unaudited condensed consolidated financial statements.